JPMorgan SmartRetirement® Blend 2020 Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 38.5%
Fixed Income — 15.6%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	13,053	95,415
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	87	515
JPMorgan High Yield Fund Class R6 Shares (a)	7,452	46,279
Total Fixed Income		142,209
International Equity — 3.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,883	29,011
U.S. Equity — 19.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	2,929	180,530
Total Investment Companies (Cost $321,179)		351,750
Exchange-Traded Funds — 33.1%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	90	7,424
Fixed Income — 15.9%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	1,802	84,595
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	27	1,245
JPMorgan Inflation Managed Bond ETF (a)	1,247	59,216
Total Fixed Income		145,056
International Equity — 11.2%
JPMorgan BetaBuilders International Equity ETF (a)	1,896	102,104
U.S. Equity — 5.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	343	25,877
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	410	22,250
Total U.S. Equity		48,127
Total Exchange-Traded Funds (Cost $294,303)		302,711
	PRINCIPAL AMOUNT ($000)
Mortgage-Backed Securities — 5.9%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	580	510
Pool # WA1626, 3.45%, 8/1/2032	695	655
Pool # WN3225, 3.80%, 10/1/2034	440	420
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	429	407
Pool # QB4026, 2.50%, 10/1/2050	1,555	1,362
Pool # QB4484, 2.50%, 10/1/2050	530	464
Pool # QB4542, 2.50%, 10/1/2050	541	472
Pool # RA4224, 3.00%, 11/1/2050	220	199
Pool # QB8503, 2.50%, 2/1/2051	625	539
Pool # QC4789, 3.00%, 7/1/2051	423	382
Pool # QE1637, 4.00%, 5/1/2052	194	188
Pool # QE1832, 4.50%, 5/1/2052	228	228

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	887	909
Pool # FM3118, 3.00%, 5/1/2050	360	328
Pool # BQ2894, 3.00%, 9/1/2050	816	742
Pool # BQ3996, 2.50%, 10/1/2050	590	512
Pool # BQ5243, 3.50%, 10/1/2050	296	278
Pool # CA7398, 3.50%, 10/1/2050	843	791
Pool # CA8637, 4.00%, 1/1/2051	1,436	1,401
Pool # BU3079, 3.00%, 1/1/2052	309	277
Pool # BV0273, 3.00%, 1/1/2052	371	335
Pool # BV4831, 3.00%, 2/1/2052	289	259
Pool # BV0295, 3.50%, 2/1/2052	779	735
Pool # BV6743, 4.50%, 5/1/2052	266	263
Pool # BV9515, 6.00%, 6/1/2052	258	266
FNMA, Other
Pool # BS7317, 5.35%, 11/1/2027	998	1,041
Pool # BS7576, 4.86%, 12/1/2027	362	371
Pool # BS3939, 1.58%, 11/1/2028	779	683
Pool # BS6144, 3.97%, 1/1/2029	920	909
Pool # AM5319, 4.34%, 1/1/2029	375	379
Pool # BS4290, 1.95%, 10/1/2029	600	523
Pool # BS0448, 1.27%, 12/1/2029	858	719
Pool # BL9748, 1.60%, 12/1/2029	343	293
Pool # AN7593, 2.99%, 12/1/2029	254	236
Pool # BS7385, 4.83%, 12/1/2029	1,000	1,033
Pool # AN8285, 3.11%, 3/1/2030	261	245
Pool # AM8544, 3.08%, 4/1/2030	114	107
Pool # BL9251, 1.45%, 10/1/2030	675	563
Pool # AM4789, 4.18%, 11/1/2030	156	153
Pool # BL9891, 1.37%, 12/1/2030	482	399
Pool # BL9652, 1.56%, 12/1/2030	972	819
Pool # BS7290, 5.64%, 2/1/2031	998	1,061
Pool # BS6802, 4.93%, 6/1/2031	900	935
Pool # BS5580, 3.68%, 1/1/2032	660	633
Pool # BS4654, 2.39%, 3/1/2032	589	513
Pool # AN6149, 3.14%, 7/1/2032	1,155	1,070
Pool # BS5530, 3.30%, 7/1/2032	986	915
Pool # BS6822, 3.81%, 10/1/2032	580	561
Pool # BS6954, 4.93%, 10/1/2032	462	485
Pool # BS6819, 4.12%, 11/1/2032	655	649
Pool # BS7090, 4.45%, 12/1/2032	1,020	1,033
Pool # AN7923, 3.33%, 1/1/2033	505	467
Pool # BS5357, 3.41%, 3/1/2033	500	465
Pool # AN9067, 3.51%, 5/1/2033	275	258
Pool # BS5511, 3.45%, 8/1/2033	665	621
Pool # BS5127, 3.15%, 9/1/2033	400	363
Pool # BL1012, 4.03%, 12/1/2033	265	259
Pool # BL0900, 4.08%, 2/1/2034	155	152

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN4430, 3.61%, 1/1/2037	517	496
Pool # BF0230, 5.50%, 1/1/2058	1,114	1,160
Pool # BF0497, 3.00%, 7/1/2060	530	474
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	808	758
Pool # BR3929, 3.50%, 10/20/2050	417	391
Pool # BW1726, 3.50%, 10/20/2050	502	471
Pool # BS8546, 2.50%, 12/20/2050	1,298	1,119
Pool # BR3928, 3.00%, 12/20/2050	657	608
Pool # BU7538, 3.00%, 12/20/2050	438	406
Pool # 785294, 3.50%, 1/20/2051	1,275	1,170
Pool # CA8452, 3.00%, 2/20/2051	1,809	1,673
Pool # CB1543, 3.00%, 2/20/2051	1,224	1,115
Pool # CA3588, 3.50%, 2/20/2051	1,224	1,147
Pool # CB1536, 3.50%, 2/20/2051	1,302	1,229
Pool # CB1542, 3.00%, 3/20/2051	778	710
Pool # CC0070, 3.00%, 3/20/2051	185	172
Pool # CC8726, 3.00%, 3/20/2051	277	254
Pool # CC8738, 3.00%, 3/20/2051	317	290
Pool # CC8723, 3.50%, 3/20/2051	1,556	1,458
Pool # CC0088, 4.00%, 3/20/2051	60	58
Pool # CC0092, 4.00%, 3/20/2051	147	143
Pool # CC8727, 3.00%, 4/20/2051	407	371
Pool # CC8739, 3.00%, 4/20/2051	1,130	1,033
Pool # CC8740, 3.00%, 4/20/2051	966	883
Pool # CC8751, 3.00%, 4/20/2051	205	187
Pool # CA3563, 3.50%, 7/20/2051	783	743
Pool # CE2586, 3.50%, 7/20/2051	1,062	995
Pool # CK1527, 3.50%, 12/20/2051	697	658
Pool # CJ8184, 3.50%, 1/20/2052	763	715
Pool # CK2716, 3.50%, 2/20/2052	549	509
Pool # CN3557, 4.50%, 5/20/2052	306	305
GNMA II, Other Pool # 785183, 2.93%, 10/20/2070 (b)	614	552
Total Mortgage-Backed Securities (Cost $60,472)		54,088
Corporate Bonds — 5.4%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	49	46
2.20%, 2/4/2026	45	42
2.70%, 2/1/2027	903	832
3.45%, 11/1/2028	155	143
Northrop Grumman Corp.
5.15%, 5/1/2040	191	193
3.85%, 4/15/2045	209	175

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
Raytheon Technologies Corp.
2.25%, 7/1/2030	322	276
5.15%, 2/27/2033	87	91
		1,798
Automobiles — 0.1%
General Motors Co. 6.80%, 10/1/2027	300	317
Hyundai Capital America 1.30%, 1/8/2026 (c)	80	72
		389
Banks — 1.0%
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (d)	200	175
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (d)	134	134
(SOFR + 1.58%), 4.38%, 4/27/2028 (d)	190	184
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (c) (d)	200	199
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (c) (d)	200	173
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	155	153
Barclays plc (United Kingdom) 4.34%, 1/10/2028	235	224
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (c) (d)	795	714
(SOFR + 1.73%), 3.12%, 10/19/2032 (c) (d)	250	187
Citigroup, Inc. (3-MONTH CME TERM SOFR + 1.17%), 3.88%, 1/24/2039 (d)	328	278
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (c) (e)	250	176
Credit Agricole SA (France) (SOFR + 0.89%), 1.25%, 1/26/2027 (c) (d)	250	223
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (c)	200	205
HSBC Holdings plc (United Kingdom)
(SOFR + 3.03%), 7.34%, 11/3/2026 (d)	200	207
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	1,495	1,281
Intesa Sanpaolo SpA (Italy) Series XR, 3.25%, 9/23/2024 (c)	300	288
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (d)	200	176
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.41%, 9/13/2028 (d)	255	256
NatWest Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (d)	315	296
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (d)	149	147
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (d)	300	268
(SOFR + 2.75%), 6.83%, 11/21/2026 (d)	256	259
(SOFR + 0.99%), 1.67%, 6/14/2027 (d)	200	174
(SOFR + 2.60%), 6.53%, 1/10/2029 (d)	300	305
Societe Generale SA (France)
4.25%, 4/14/2025 (c)	700	656
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (c) (d)	260	227
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (c) (d)	415	327
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	235	239

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
5.71%, 1/13/2030	235	243
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (c) (d)	200	174
Wells Fargo & Co.
(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	53	39
(SOFR + 2.13%), 4.61%, 4/25/2053 (d)	200	177
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040 (e)	50	34
3.13%, 11/18/2041	165	114
		8,912
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	215	188
Biotechnology — 0.2%
AbbVie, Inc.
4.05%, 11/21/2039	400	357
4.25%, 11/21/2049	180	159
Amgen, Inc.
5.25%, 3/2/2033	145	149
3.15%, 2/21/2040	394	309
5.60%, 3/2/2043	185	191
Gilead Sciences, Inc. 2.60%, 10/1/2040	227	167
		1,332
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	225	200
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	245	196
Capital Markets — 0.4%
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	301	200
Credit Suisse AG (Switzerland)
7.95%, 1/9/2025	250	254
1.25%, 8/7/2026	250	211
Credit Suisse Group AG (Switzerland) 4.28%, 1/9/2028 (c)	995	897
Deutsche Bank AG (Germany) (SOFR + 1.87%), 2.13%, 11/24/2026 (d)	735	633
Goldman Sachs Group, Inc. (The) (SOFR + 1.11%), 2.64%, 2/24/2028 (d)	187	171
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (c) (d)	370	330
(SOFR + 1.53%), 2.87%, 1/14/2033 (c) (d)	200	162
Morgan Stanley (SOFR + 1.73%), 5.12%, 2/1/2029 (d)	310	313
S&P Global, Inc.
2.70%, 3/1/2029	202	184
4.25%, 5/1/2029	233	229
		3,584
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	170	171

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (c)	2	2
LYB International Finance III LLC 1.25%, 10/1/2025	111	100
		273
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	205	207
2.45%, 10/29/2026	810	727
3.00%, 10/29/2028	150	131
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (c)	171	161
5.50%, 1/15/2026 (c)	530	519
2.13%, 2/21/2026 (c)	115	102
4.25%, 4/15/2026 (c)	20	19
2.53%, 11/18/2027 (c)	916	775
Capital One Financial Corp. (SOFR + 1.27%), 2.62%, 11/2/2032 (d)	175	133
General Motors Financial Co., Inc. 3.80%, 4/7/2025	170	165
		2,939
Consumer Staples Distribution & Retail — 0.0% ^
7-Eleven, Inc.
1.80%, 2/10/2031 (c)	100	79
2.50%, 2/10/2041 (c)	99	67
Alimentation Couche-Tard, Inc. (Canada) 3.63%, 5/13/2051 (c)	225	157
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (c)	93	84
		387
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (c)	198	176
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	70	60
Diversified REITs — 0.0% ^
Safehold Operating Partnership LP 2.85%, 1/15/2032	299	232
WP Carey, Inc.
2.40%, 2/1/2031	148	121
2.25%, 4/1/2033	10	8
		361
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
3.50%, 6/1/2041	518	409
3.55%, 9/15/2055	305	219
Verizon Communications, Inc. 2.65%, 11/20/2040	185	132
		760
Electric Utilities — 0.4%
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	97	71
Edison International 5.75%, 6/15/2027	195	199
Emera US Finance LP (Canada) 4.75%, 6/15/2046	197	160

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Entergy Arkansas LLC 2.65%, 6/15/2051	72	47
Entergy Louisiana LLC
4.00%, 3/15/2033	150	140
2.90%, 3/15/2051	60	41
Evergy, Inc. 2.90%, 9/15/2029	394	353
Fells Point Funding Trust 3.05%, 1/31/2027 (c)	365	339
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (c)	179	151
Fortis, Inc. (Canada) 3.06%, 10/4/2026	251	235
ITC Holdings Corp. 2.95%, 5/14/2030 (c)	126	111
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (c)	182	179
Massachusetts Electric Co. 4.00%, 8/15/2046 (c)	98	76
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (c)	253	168
NRG Energy, Inc.
2.00%, 12/2/2025 (c)	90	81
2.45%, 12/2/2027 (c)	305	261
Pacific Gas and Electric Co.
3.45%, 7/1/2025	120	114
2.95%, 3/1/2026	264	245
3.75%, 8/15/2042 (f)	71	50
4.30%, 3/15/2045	65	49
PacifiCorp 4.15%, 2/15/2050	113	97
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	145	154
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	85	82
Series A-5, 5.10%, 6/1/2052	80	81
Southern California Edison Co. Series C, 4.13%, 3/1/2048	121	100
Union Electric Co. 3.90%, 4/1/2052	124	104
		3,688
Entertainment — 0.1%
Activision Blizzard, Inc. 1.35%, 9/15/2030	181	147
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	226	218
Walt Disney Co. (The) 3.50%, 5/13/2040	327	278
		643
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029 (c)	75	68
Global Payments, Inc.
3.20%, 8/15/2029	297	261
5.30%, 8/15/2029	42	42
Shell International Finance BV (Netherlands) 3.13%, 11/7/2049	205	153
		524
Food Products — 0.1%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	138	117
Kellogg Co. 5.25%, 3/1/2033	112	115
Kraft Heinz Foods Co.
4.63%, 10/1/2039	155	142

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
4.38%, 6/1/2046	86	75
Smithfield Foods, Inc. 3.00%, 10/15/2030 (c)	403	322
		771
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	175	119
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	176	142
		261
Ground Transportation — 0.1%
CSX Corp. 3.80%, 11/1/2046	191	156
Kansas City Southern 4.70%, 5/1/2048	143	131
Norfolk Southern Corp. 3.05%, 5/15/2050	187	130
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (c)	400	356
Union Pacific Corp. 3.55%, 8/15/2039	270	229
		1,002
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	63	59
DH Europe Finance II SARL 3.25%, 11/15/2039	103	86
		145
Health Care Providers & Services — 0.3%
Banner Health 1.90%, 1/1/2031	246	201
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	150	106
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	185	122
CommonSpirit Health
1.55%, 10/1/2025	65	60
2.78%, 10/1/2030	150	127
3.91%, 10/1/2050	65	50
HCA, Inc.
5.25%, 6/15/2026	858	859
5.50%, 6/15/2047	90	84
3.50%, 7/15/2051	83	57
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	130	95
MultiCare Health System 2.80%, 8/15/2050	113	70
MyMichigan Health Series 2020, 3.41%, 6/1/2050	40	29
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	135	96
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	165	107
UnitedHealth Group, Inc. 5.88%, 2/15/2053	65	73
Universal Health Services, Inc. 2.65%, 10/15/2030	15	12
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	300	202
		2,350
Health Care REITs — 0.1%
Healthcare Realty Holdings LP 2.00%, 3/15/2031	379	296
Physicians Realty LP 2.63%, 11/1/2031	100	79
Sabra Health Care LP 3.20%, 12/1/2031	160	117
		492

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	205	153
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC 5.80%, 3/1/2033	118	122
Southern Power Co. 5.15%, 9/15/2041	205	192
		314
Insurance — 0.2%
Athene Global Funding
2.50%, 1/14/2025 (c)	111	105
1.45%, 1/8/2026 (c)	400	354
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	120	100
Brown & Brown, Inc. 2.38%, 3/15/2031	386	309
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (c)	285	186
New York Life Insurance Co. 3.75%, 5/15/2050 (c)	408	329
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (c)	150	129
Teachers Insurance & Annuity Association of America 3.30%, 5/15/2050 (c)	393	283
		1,795
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	100	78
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	136	110
3.70%, 4/1/2051	403	258
Comcast Corp.
3.25%, 11/1/2039	332	269
2.80%, 1/15/2051	172	116
Discovery Communications LLC 3.63%, 5/15/2030	203	180
		933
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (c)	315	264
Steel Dynamics, Inc. 1.65%, 10/15/2027	244	209
		473
Multi-Utilities — 0.0% ^
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	184	127
Consumers Energy Co. 3.25%, 8/15/2046	97	72
		199
Office REITs — 0.0% ^
Corporate Office Properties LP 2.75%, 4/15/2031	225	167
Oil, Gas & Consumable Fuels — 0.4%
Boardwalk Pipelines LP 4.45%, 7/15/2027	165	161
BP Capital Markets America, Inc. 2.77%, 11/10/2050	187	127
Coterra Energy, Inc. 3.90%, 5/15/2027	125	119
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	110	114
Energy Transfer LP
3.90%, 7/15/2026	92	89

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.40%, 3/15/2027	345	335
5.00%, 5/15/2044 (f)	420	358
Enterprise Products Operating LLC 4.45%, 2/15/2043	200	178
Exxon Mobil Corp. 3.00%, 8/16/2039	593	479
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (c)	140	115
4.32%, 12/30/2039 (c)	100	76
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (c)	193	156
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (c)	455	422
3.45%, 10/15/2027 (c)	259	235
HF Sinclair Corp. 5.88%, 4/1/2026	97	98
MPLX LP 4.50%, 4/15/2038	205	182
NGPL PipeCo LLC 3.25%, 7/15/2031 (c)	155	132
Phillips 66 Co. 3.55%, 10/1/2026 (c)	194	185
Targa Resources Corp. 4.20%, 2/1/2033	60	54
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	394	308
		3,923
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	250	207
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	45	53
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	225	210
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	700	534
Viatris, Inc. 4.00%, 6/22/2050	155	102
Zoetis, Inc. 5.60%, 11/16/2032	170	181
		1,080
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	95	100
Residential REITs — 0.0% ^
UDR, Inc.
2.10%, 8/1/2032	380	293
1.90%, 3/15/2033	50	37
		330
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	140	120
2.50%, 8/16/2031	80	62
Realty Income Corp. 1.80%, 3/15/2033	220	163
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (c)	510	488
		833
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.80%, 10/1/2041	171	130

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Broadcom, Inc.
1.95%, 2/15/2028 (c)	418	364
3.19%, 11/15/2036 (c)	59	45
Intel Corp.
5.63%, 2/10/2043	45	46
5.70%, 2/10/2053	75	76
KLA Corp. 3.30%, 3/1/2050	242	185
NXP BV (China) 3.25%, 5/11/2041	265	192
TSMC Global Ltd. (Taiwan) 1.38%, 9/28/2030 (c)	280	223
Xilinx, Inc. 2.38%, 6/1/2030	471	411
		1,672
Software — 0.1%
Oracle Corp.
3.80%, 11/15/2037	279	231
5.55%, 2/6/2053	90	86
VMware, Inc.
1.40%, 8/15/2026	308	272
4.70%, 5/15/2030	320	311
		900
Specialized REITs — 0.2%
American Tower Corp.
1.50%, 1/31/2028	155	132
1.88%, 10/15/2030	928	736
Equinix, Inc. 2.90%, 11/18/2026	284	264
Life Storage LP 2.40%, 10/15/2031	220	177
		1,309
Specialty Retail — 0.1%
Home Depot, Inc. (The) 4.95%, 9/15/2052	93	93
Lowe's Cos., Inc. 3.70%, 4/15/2046	402	307
		400
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC 6.20%, 7/15/2030	762	795
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	285	224
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	386	331
4.39%, 8/15/2037	205	167
3.73%, 9/25/2040	315	225
		947
Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.38%, 7/1/2025	345	329

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
2.88%, 1/15/2026	180	168
1.88%, 8/15/2026	495	438
		935
Wireless Telecommunication Services — 0.0% ^
America Movil SAB de CV (Mexico) 2.88%, 5/7/2030	200	176
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052 (c)	100	82
		258
Total Corporate Bonds (Cost $58,798)		49,232
U.S. Treasury Obligations — 4.9%
U.S. Treasury Bonds
1.13%, 5/15/2040	4,692	3,122
1.13%, 8/15/2040	6,836	4,518
2.25%, 5/15/2041	259	206
1.75%, 8/15/2041	1,440	1,043
2.00%, 11/15/2041	195	147
3.38%, 8/15/2042	1,415	1,329
1.25%, 5/15/2050	39	23
1.38%, 8/15/2050	7,616	4,573
1.63%, 11/15/2050	1,102	707
2.25%, 2/15/2052	465	347
3.00%, 8/15/2052	2,719	2,388
U.S. Treasury Notes
0.88%, 1/31/2024 (g)	2,641	2,558
1.88%, 2/28/2027	374	349
3.13%, 8/31/2027	5,145	5,032
0.75%, 1/31/2028	2,200	1,922
3.50%, 1/31/2028	1,365	1,358
2.75%, 2/15/2028	470	451
3.63%, 3/31/2028	2,025	2,028
1.13%, 8/31/2028	1,304	1,145
1.88%, 2/28/2029	1,500	1,363
3.25%, 6/30/2029	1,260	1,235
3.13%, 8/31/2029	2,182	2,124
3.88%, 9/30/2029	700	712
3.63%, 3/31/2030	1,675	1,683
1.63%, 5/15/2031	1,420	1,234
1.38%, 11/15/2031	80	67
2.75%, 8/15/2032	1,299	1,222
3.50%, 2/15/2033	1,090	1,092
U.S. Treasury STRIPS Bonds 1.17%, 5/15/2027 (h)	350	301
Total U.S. Treasury Obligations (Cost $48,566)		44,279

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 4.3%
ACC Auto Trust
Series 2021-A, Class A, 1.08%, 4/15/2027 (c)	67	66
Series 2021-A, Class B, 1.79%, 4/15/2027 (c)	675	657
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (c)	257	229
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 5.59%, 12/18/2037 (b) (c)	197	194
Series 2021-FL4, Class AS, 5.86%, 12/18/2037 (b) (c)	455	446
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (c)	635	560
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	520	467
Series 2016-3, Class AA, 3.00%, 10/15/2028	370	327
Series 2021-1, Class B, 3.95%, 7/11/2030	659	578
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (c)	315	298
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (c)	165	150
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (c)	645	584
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (c)	290	259
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (c)	255	217
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (c)	250	214
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (c)	58	56
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (c)	368	348
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (c)	473	442
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (c)	692	637
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (c)	364	351
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (c)	254	230
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	375	330
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (c)	170	162
CPS Auto Receivables Trust Series 2021-B, Class C, 1.23%, 3/15/2027 (c)	540	527
Credit Acceptance Auto Loan Trust Series 2020-2A, Class C, 2.73%, 11/15/2029 (c)	645	629
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (c)	75	73
Crossroads Asset Trust Series 2021-A, Class A2, 0.82%, 3/20/2024 (c)	2	2
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (c)	405	359
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	478	420
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (c)	101	93
Series 2021-1A, Class C, 2.70%, 11/21/2033 (c)	212	195
DT Auto Owner Trust
Series 2021-1A, Class C, 0.84%, 10/15/2026 (c)	315	306
Series 2022-2A, Class D, 5.46%, 3/15/2028 (c)	235	230
Series 2023-1A, Class C, 5.55%, 10/16/2028 (c)	430	428
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (c)	276	248
Series 2021-A, Class C, 2.09%, 8/27/2035 (c)	130	115
Exeter Automobile Receivables Trust Series 2022-5A, Class C, 6.51%, 12/15/2027	305	310
FHF Trust Series 2021-1A, Class A, 1.27%, 3/15/2027 (c)	101	97
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (c)	780	667

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 (c)	255	235
Flagship Credit Auto Trust Series 2021-1, Class B, 0.68%, 2/16/2027 (c)	410	403
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (c)	550	471
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (c)	838	740
Series 2021-3, Class D, 3.00%, 1/17/2041 (c)	437	368
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	272	272
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (c)	384	368
Lendingpoint Asset Securitization Trust
Series 2021-A, Class B, 1.46%, 12/15/2028 (c)	160	159
Series 2021-B, Class A, 1.11%, 2/15/2029 (c)	70	70
Series 2021-B, Class B, 1.68%, 2/15/2029 (c)	430	417
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (c)	513	508
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (c)	135	131
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (c)	850	756
Marlette Funding Trust Series 2021-1A, Class B, 1.00%, 6/16/2031 (c)	169	168
Mission Lane Credit Card Master Trust Series 2021-A, Class A, 1.59%, 9/15/2026 (c)	725	704
MVW LLC Series 2021-2A, Class C, 2.23%, 5/20/2039 (c)	728	644
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 (c)	525	508
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (c)	420	392
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (c)	325	294
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (c)	891	807
Octane Receivables Trust Series 2021-1A, Class A, 0.93%, 3/22/2027 (c)	224	217
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (c)	230	197
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (c)	1,660	1,499
Orange Lake Timeshare Trust Series 2016-A, Class A, 2.61%, 3/8/2029 (c)	76	73
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (c)	154	153
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (c)	600	569
Series 2021-3, Class A, 1.15%, 5/15/2029 (c)	324	318
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (c)	852	800
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (c) (f)	929	881
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (c) (f)	692	646
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (c)	438	398
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (c)	310	281
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (c)	550	510
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (c)	1,775	1,554
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (c)	770	719
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (c)	515	493
Series 2021-A, Class A, 2.30%, 12/22/2031 (c)	1,254	1,161
Sierra Timeshare Receivables Funding LLC Series 2021-2A, Class B, 1.80%, 9/20/2038 (c)	185	169
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (c)	151	149
Tricolor Auto Securitization Trust Series 2021-1A, Class C, 1.33%, 9/16/2024 (c)	244	243

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	135	125
Series 2019-2, Class B, 3.50%, 5/1/2028	336	304
Series 2016-2, Class A, 3.10%, 10/7/2028	156	135
Series 2018-1, Class A, 3.70%, 3/1/2030	408	352
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (c)	95	90
US Auto Funding Series 2021-1A, Class B, 1.49%, 3/17/2025 (c)	295	293
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 (c) (f)	194	185
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (c) (f)	284	268
Veros Auto Receivables Trust Series 2021-1, Class A, 0.92%, 10/15/2026 (c)	70	70
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (c) (f)	374	342
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (c) (f)	1,434	1,318
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (c) (f)	1,234	1,155
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (c) (f)	588	536
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (c) (f)	495	458
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (c) (f)	891	837
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (c) (f)	944	868
Westgate Resorts LLC Series 2022-1A, Class B, 2.29%, 8/20/2036 (c)	250	236
Total Asset-Backed Securities (Cost $42,716)		39,518
Collateralized Mortgage Obligations — 1.2%
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (c) (f)	646	604
Bayview Finance LLC, 4.00%, 7/12/2033 ‡	326	321
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (c)	843	723
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 ‡ (b) (c)	108	105
Series 2021-HB5, Class A, 0.80%, 2/25/2031 ‡ (b) (c)	490	475
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (c)	744	709
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	310	329
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	119	121
FNMA, REMIC Series 2018-72, Class VB, 3.50%, 10/25/2031	253	244
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	604	624
GNMA
Series 2015-H11, Class FC, 5.12%, 5/20/2065 (b)	399	395
Series 2021-H14, Class YD, 8.02%, 6/20/2071 (b)	766	797
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (c) (f)	347	322
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 2/25/2026 (b) (c)	260	254
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (b) (c)	471	444
Series 2021-10, Class A1, 2.49%, 10/25/2026 (c) (f)	232	214
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	385	365
Series 2019-2, Class M55D, 4.00%, 8/25/2058	536	514
Series 2019-3, Class M55D, 4.00%, 10/25/2058	377	361
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	948	858
Series 2020-3, Class TTW, 3.00%, 5/25/2060	966	903

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (c)	1,460	1,182
Total Collateralized Mortgage Obligations (Cost $12,132)		10,864
Commercial Mortgage-Backed Securities — 0.6%
BPR Trust Series 2021-KEN, Class A, 6.19%, 2/15/2029 (b) (c)	335	327
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (c)	400	366
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 6.36%, 7/25/2041 (b) (c)	660	601
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K727, Class X1, IO, 0.60%, 7/25/2024 (b)	38,767	207
Series K-1511, Class A1, 3.28%, 10/25/2030	619	594
Series K152, Class A2, 3.08%, 1/25/2031	155	144
Series K-1510, Class A2, 3.72%, 1/25/2031	235	227
Series K-150, Class A2, 3.71%, 9/25/2032 (b)	480	461
FNMA ACES
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (b)	965	813
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	104	98
Series 2021-M3, Class X1, IO, 1.94%, 11/25/2033 (b)	1,167	103
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (b) (c)	435	396
Series 2015-K48, Class C, 3.65%, 8/25/2048 (b) (c)	35	34
Series 2016-K56, Class B, 3.95%, 6/25/2049 (b) (c)	330	317
Series 2017-K728, Class C, 3.65%, 11/25/2050 (b) (c)	185	179
KKR Industrial Portfolio Trust Series 2021-KDIP, Class B, 5.74%, 12/15/2037 (b) (c)	277	266
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	725	577
Total Commercial Mortgage-Backed Securities (Cost $6,269)		5,710
Foreign Government Securities — 0.1%
Republic of Panama 3.16%, 1/23/2030	250	219
Republic of Peru 2.78%, 12/1/2060	125	74
United Mexican States 3.50%, 2/12/2034	369	314
Total Foreign Government Securities (Cost $760)		607
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Rev., 5.17%, 4/1/2041 (Cost $110)	110	116
	SHARES (000)
Short-Term Investments — 5.0%
Investment Companies — 5.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (j) (Cost $45,995)	45,995	45,995
Total Investments — 99.0% (Cost $891,300)		904,870
Other Assets Less Liabilities — 1.0%		8,775
NET ASSETS — 100.0%		913,645

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2023.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2023.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at March 31, 2023 is $210 or 0.02% of the Fund’s net assets as of March 31, 2023.

(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2023.

(g)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(h)	The rate shown is the effective yield as of March 31, 2023.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of March 31, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
EURO STOXX 50 Index	(50)	06/16/2023	EUR	(2,315)	(70)
MSCI EAFE E-Mini Index	(65)	06/16/2023	USD	(6,813)	(224)
MSCI Emerging Markets E-Mini Index	(409)	06/16/2023	USD	(20,360)	(619)
S&P 500 E-Mini Index	(22)	06/16/2023	USD	(4,549)	(198)
					(1,111)

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
Abbreviations
EAFE	Europe, Australasia and Far East
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$37,740	$1,778	$39,518
Collateralized Mortgage Obligations	—	9,963	901	10,864
Commercial Mortgage-Backed Securities	—	5,710	—	5,710
Corporate Bonds	—	49,232	—	49,232
Exchange-Traded Funds	302,711	—	—	302,711
Foreign Government Securities	—	607	—	607
Investment Companies	351,750	—	—	351,750
Mortgage-Backed Securities	—	54,088	—	54,088
Municipal Bonds	—	116	—	116
U.S. Treasury Obligations	—	44,279	—	44,279
Short-Term Investments
Investment Companies	45,995	—	—	45,995
Total Investments in Securities	$700,456	$201,735	$2,679	$904,870
Depreciation in Other Financial Instruments
Futures Contracts	$(1,111)	$—	$—	$(1,111)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of June 30, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2023
Investments in Securities:
Asset-Backed Securities	$18,962	$—(a)	$104	$—(a)	$—	$(1,206)	$1,564	$(17,646)	$1,778
Collateralized Mortgage Obligations	4,381	—	(4)	—(a)	—	(619)	893	(3,750)	901
Commercial Mortgage-Backed Securities	265	—	—	—	—	—	—	(265)	—
Total	$23,608	$—(a)	$100	$—(a)	$—	$(1,825)	$2,457	$(21,661)	$2,679

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2023, which were valued using significant unobservable inputs (level 3) amounted to $94.
For the period ended March 31, 2023, transfers in and out of level 3 were the result of decreased or increased transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain inputs used by Pricing Services or the Valuation Designee, as applicable, in determining fair value. This change in observability and resulting changes in levels does not impact liquidity or fair value of the Fund's investments or reflect any change in the investment strategy of the Fund.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$96,934	$13,712	$21,097	$275	$12,280	$102,104	1,896	$919	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	13,419	504	6,210	663	(952)	7,424	90	250	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	71,571	42,401	28,322	(4,521)	3,466	84,595	1,802	1,423	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	23,860	5,187	4,991	(290)	2,111	25,877	343	282	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	20,303	3,776	3,342	(438)	1,951	22,250	410	220	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	5,417	—	4,352	(610)	790	1,245	27	202	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	95,225	8,185	6,172	(798)	(1,025)	95,415	13,053	2,519	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	18,241	254	17,232	(3,393)	2,645	515	87	229	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	48,966	4,084	24,002	(3,381)	3,344	29,011	1,883	1,017	—
JPMorgan Equity Index Fund Class R6 Shares (a)	198,082	14,960	49,122	(5,369)	21,979	180,530	2,929	2,330	38
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	12,454	141	12,752	(843)	1,000	—	—	141	—
JPMorgan High Yield Fund Class R6 Shares (a)	46,029	6,508	6,582	(762)	1,086	46,279	7,452	2,219	—
JPMorgan Inflation Managed Bond ETF (a)	78,135	1,512	19,006	(1,177)	(248)	59,216	1,247	1,757	212
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	83,356	192,435	229,796	—	—	45,995	45,995	1,637	—
Total	$811,992	$293,659	$432,978	$(20,644)	$48,427	$700,456		$15,145	$250

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.